Cover	Jun. 30, 2026
Document Information Line Items
Entity Registrant Name	AMERICAN RESOURCES CORPORATION
Entity Central Index Key	0001590715
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jun. 30, 2026
Entity File Number	000-55456
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	46-3914127
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Local Phone Number	855-9926
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	American Resources Corporation (“The Company”) previously filed an Item 4.01 and 4.02 8K on July 24, 2026. This Amendment No. 1 clarifies and expands the timeline of the required events.
Class A Common Stocks [Member]
Document Information Line Items
Security 12b Title	Class A Common
Trading Symbol	AREC
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information Line Items
Security 12b Title	Warrant
Trading Symbol	ARECW
Security Exchange Name	NASDAQ